Average Annual Total Returns - FidelitySAITax-FreeBondFund-PRO - FidelitySAITax-FreeBondFund-PRO - Fidelity SAI Tax-Free Bond Fund	Apr. 01, 2025
Fidelity SAI Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.77%
Past 5 years	1.09%
Since Inception	2.47%	[1]
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.77%
Past 5 years	1.09%
Since Inception	2.45%	[1]
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.30%
Past 5 years	1.39%
Since Inception	2.46%	[1]
LB123
Average Annual Return:
Past 1 year	0.82%
Past 5 years	0.93%
Since Inception	2.31%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Since Inception	2.24%

[1]	A From October 2, 2018 .